LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ 129,294	$ 152,203	$ 91,611
Undistributed earnings attributable to preferred shareholders	8,203	18,713	13,058
Net loss attributable to ordinary shareholders, basic and diluted	$ 137,497	$ 170,916	$ 104,669
Denominator:
Weighted-average ordinary shares outstanding	30,332,006	12,048,909	11,348,428
Basic and diluted net loss per share	$ (4.53)	$ (14.19)	$ (9.22)